Long-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt

Note G: Long-Term Debt

December 31 (add 000)	2016	2015
6.6% Senior Notes, due 2018	$299,483	$299,113
7% Debentures, due 2025	124,090	124,002
6.25% Senior Notes, due 2037	227,975	227,917
4.25% Senior Notes, due 2024	395,252	394,690
Floating Rate Notes, due 2017, interest rate of 2.10% and 1.71% at December 31, 2016 and 2015, respectively	299,033	298,868
Term Loan Facility, interest rate of 1.86% at December 31, 2015	-	222,521
Revolving Facility, due 2021, interest rate of 1.86% at December 31, 2016	160,000	-
Trade Receivable Facility, interest rate of 1.34% at December 31, 2016	180,000	-
Other notes	356	1,663
Total	1,686,189	1,568,774
Less current maturities	(180,036)	(18,713)
Long-term debt	$1,506,153	$1,550,061

       The Corporation’s 6.6% Senior Notes due 2018, 7% Debentures due 2025,  6.25% Senior Notes due 2037, 4.25% Senior Notes due 2024 and Floating Rate Notes due 2017 (collectively, the “Senior Notes”) are senior unsecured obligations of the Corporation, ranking equal in right of payment with the Corporation’s existing and future unsubordinated indebtedness.  Upon a change-of-control repurchase event and a resulting below-investment-grade credit rating, the Corporation would be required to make an offer to repurchase all outstanding Senior Notes, with the exception of the 7% Debentures due 2025, at a price in cash equal to 101% of the principal amount of the Senior Notes, plus any accrued and unpaid interest to, but not including, the purchase date.

       The Senior Notes are carried net of original issue discount, which is being amortized by the effective interest method over the life of the issue.  The Senior Notes are redeemable prior to their respective maturity dates at a make-whole redemption price. The principal amount, effective interest rate and maturity date for the Corporation’s Senior Notes are as follows:

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$230,000	6.45%	May 1, 2037
4.25% Senior Notes	$400,000	4.25%	July 2, 2024
Floating Rate Notes	$300,000	Three-month LIBOR+1.10%	June 30, 2017

In connection with the issuance of its $300,000,000 Floating Rate Senior Notes due 2017 (the “Floating Rate Notes”) and its $400,000,000 4.25% Senior Notes due 2024 (the “4.25% Senior Notes”), the Corporation entered into an indenture, between the Corporation and Regions Bank, as trustee, and a Registration Rights Agreement, among the Corporation, Deutsche Bank Securities, Inc. and J.P. Morgan Securities, LLC, as representatives of the several initial purchasers named in Schedule I to the purchase agreement.  The Floating Rate Notes bear interest at a rate equal to the three-month London Interbank Offered Rate (“LIBOR”) plus 1.10% and may not be redeemed prior to maturity.  The 4.25% Senior Notes may be redeemed in whole or in part prior to their maturity at a make-whole redemption price. During the last 3 months prior to maturity, the 4.25% Senior Notes can be redeemed at par plus accrued and unpaid interest.

On December 5, 2016, the Corporation entered into a new credit agreement with JPMorgan Chase Bank, N.A., as Administrative Agent, Branch Banking and Trust Company (“BB&T”), Deutsche Bank Securities, Inc., SunTrust Bank, and Wells Fargo Bank, N.A., as Co-Syndication Agents, and the lenders party thereto (the “Credit Agreement”), which provides for a $700,000,000 five-year senior unsecured revolving facility (the “Revolving Facility”). Borrowings under the Revolving Facility bear interest, at the Corporation’s option, at rates based upon LIBOR or a base rate, plus, for each rate, a margin determined in accordance with a ratings-based pricing grid.  The Revolving Facility replaced the Corporation’s credit agreement dated as of November 9, 2013 with JPMorgan Chase Bank, N.A., as Administrative Agent, BB&T, Deutsche Bank Securities, Inc., SunTrust Bank, and Wells Fargo Bank, N.A., as Co-Syndication Agents, and the lenders party thereto (the “Former Credit Agreement”). The Former Credit Agreement had provided for a term loan and a revolving facility under which $210,937,500 and $0, respectively, were outstanding prior to entering into the Revolving Facility.  The Revolving Facility is syndicated with the following banks:

Lender (add 000)	Revolving Facility Commitment
JPMorgan Chase Bank, N.A.	$92,800
BB&T	92,800
Deutsche Bank AG New York Branch	92,800
SunTrust Bank	92,800
Wells Fargo Bank, N.A.	92,800
PNC Bank, National Association	62,000
Regions Bank	62,000
The Northern Trust Company	62,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	30,000
Comerica Bank	20,000
Total	$700,000

The Corporation’s Credit Agreement requires the Corporation’s ratio of consolidated net debt-to-consolidated earnings before interest, taxes, depreciation, depletion and amortization (“EBITDA”), as defined, for the trailing-twelve months (the “Ratio”) to not exceed 3.50x as of the end of any fiscal quarter, provided that the Corporation may exclude from the Ratio debt incurred in connection with certain acquisitions during the quarter or three preceding quarters so long as the Ratio calculated without such exclusion does not exceed 3.75x.  Additionally, if no amounts are outstanding under both the Revolving Facility and the trade receivable securitization facility (discussed later), consolidated debt, including debt for which the Corporation is a co-borrower (see Note N), may be reduced by the Corporation’s unrestricted cash and cash equivalents in excess of $50,000,000, such reduction not to exceed $200,000,000, for purposes of the covenant calculation.  The Corporation was in compliance with this Ratio at December 31, 2016.

The Revolving Facility expires on December 5, 2021, with any outstanding principal amounts, together with interest accrued thereon, due in full on that date.  Available borrowings under the Revolving Facility are reduced by any outstanding letters of credit issued by the Corporation under the Revolving Facility.  At December 31, 2016 and 2015, the Corporation had $2,507,000 of outstanding letters of credit issued under the Revolving Facility.  The Corporation paid the bank group an upfront loan commitment fee that is being amortized over the life of the Revolving Facility.  The Revolving Facility includes an annual facility fee.

The Corporation, through a wholly-owned special-purpose subsidiary, has a trade receivable securitization facility (the “Trade Receivable Facility”). On September 28, 2016, the Corporation amended the Trade Receivable Facility to increase the borrowing capacity from $250,000,000 to $300,000,000 and extend the maturity to September 27, 2017. The Trade Receivable Facility, with SunTrust Bank, Regions Bank, PNC Bank, N.A., The Bank of Tokyo-Mitsubishi UFJ, Ltd., New York Branch, and certain other lenders that may become a party to the facility from time to time, is backed by eligible trade receivables, as defined. Borrowings are limited to the lesser of the facility limit or the borrowing base, as defined, of $333,302,000 and $282,258,000 at December 31, 2016 and 2015, respectively. These receivables are originated by the Corporation and then sold or contributed to the wholly-owned special-purpose subsidiary. The Corporation continues to be responsible for the servicing and administration of the receivables purchased by the wholly-owned special-purpose subsidiary. Borrowings under the Trade Receivable Facility bear interest at a rate equal to one-month LIBOR plus 0.725%, subject to change in the event that this rate no longer reflects the lender’s cost of lending. The Trade Receivable Facility contains a cross-default provision to the Corporation’s other debt agreements.

The Corporation’s long-term debt maturities for the five years following December 31, 2016, and thereafter are:

(add 000)
2017	$180,035
2018	299,534
2019	55
2020	60
2021	459,098
Thereafter	747,407
Total	$1,686,189

The Corporation’s $300,000,000 Floating Rate Notes mature June 30, 2017.  The Corporation has classified these obligations as noncurrent long-term debt on the consolidated balance sheets as it has the intent to refinance the notes on a long-term basis.  For the debt maturity schedule, the notes are included in 2021.

The Corporation has a $5,000,000 short-term line of credit.  No amounts were outstanding under this line of credit at December 31, 2016 or 2015.

Accumulated other comprehensive loss includes the unamortized value of terminated forward starting interest rate swap agreements.  For the years ended December 31, 2016, 2015 and 2014, the Corporation recognized $1,367,000, $ 1,280,000 and $1,188,000, respectively, as additional interest expense.  The ongoing amortization of the terminated value of the forward starting interest rate swap agreements will increase annual interest expense by approximately $1,400,000 until the maturity of the 6.6% Senior Notes in 2018.